Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Horizon Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001643174
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 30, 2019
Prospectus Date	rr_ProspectusDate	Jun. 26, 2019
Horizon Defensive Multi-Factor Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Horizon Defensive Multi-Factor Fund
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Investment Objective: The investment objective of the Horizon Defensive Multi-Factor Fund (the "Defensive Fund") is to capture the majority of the returns associated with domestic equity market investments, while mitigating downside risk through use of a risk overlay strategy (the "Risk Assist strategy").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Defensive Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Defensive Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 26, 2022
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Defensive Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Defensive Fund's performance. No portfolio turnover rate is provided for the Defensive Fund because the Fund has not completed its first fiscal year as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	This number represents the combined total fees and operating expenses of the underlying funds owned by the Defensive Fund and is not a direct expense incurred by the Defensive Fund or deducted from Fund assets.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Defensive Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Defensive Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Defensive Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Defensive Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Defensive Fund seeks to achieve its investment objective by investing primarily in large and mid-cap U.S. common stocks; and, during periods of heightened market risk, the Defensive Fund will seek to mitigate downside risk through its Risk Assist strategy, which is an active risk reduction strategy that seeks to guard against large declines in the Fund's portfolio by investing up to 100% of the portfolio in U.S. Treasury Securities (defined below). The Defensive Fund's investment adviser, Horizon Investments, LLC ("Horizon"), generally considers large and mid-cap issuers to be those that are within the range of the S&P 500 and S&P 400 indices when purchased. However, the Fund can invest in companies of any size, which may include small-cap companies, at the discretion of the Adviser.

Horizon selects and weights securities using a flexible approach that combines active management and quantitative models to allocate the Fund's portfolio between issuers, sectors and/or factors (e.g., growth, value, momentum, quality, size and volatility) that Horizon believes offer the opportunity for the highest projected return for a given amount of risk. Horizon assesses projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis. The Defensive Fund expects its risk/return analysis will favor defensive investments, and therefore the Defensive Fund may lag the performance of traditional U.S. equity markets in strong up markets, but is designed to outperform when traditional U.S. equity markets decline. The Defensive Fund expects to engage in frequent buying and selling of securities to achieve its investment objective.

Under normal circumstances, the Defensive Fund will invest not less than 80% of the value of its net assets in the securities of U.S. companies.

The Defensive Fund may at times hold fixed-income securities, or ETFs that invest in fixed-income securities, including, without limitation, lower-quality fixed-income securities commonly known as "high yield" or "junk" bonds, which are generally rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB-by Standard and Poor's Rating Group ("S&P"). Although the Defensive Fund typically focuses on fixed income securities with maturities of less than five years, the Defensive Fund may invest in fixed income securities without regard to maturity or duration.

Options. The Defensive Fund may also buy or write options on puts or calls for investment purposes, to hedge other investments, or to generate option premiums for the Fund. The Defensive Fund's options investments may involve "covered" positions where the Fund may write a call option on an underlying position to generate income. The Defensive Fund may involve a "collateralized" strategy more generally, where the Defensive Fund may write put options on a security whose value is collaterized by cash ("cash-secured puts") or otherwise collaterized by the Fund's securities.

The Defensive Fund's option strategies may involve options combinations, such as spreads, straddles, strangles collars. In "spread" transactions, the Defensive Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Defensive Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. In "straddles," the Defensive Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and typically the same exercise price. A "collar" position combines a put option purchased by the Defensive Fund (the right of the Defensive Fund to sell a specific security within a specified period) with a call option that is written by the Defensive Fund (the right of the counterparty to buy the same security) in a single instrument, and the Defensive Fund's right to sell the security is typically set at a price that is below the counterparty's right to buy the security. Thus, the combined position "collars" the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Defensive Fund may engage.

Additional Overlay: Risk Assist Strategy

Under the Risk Assist strategy, Horizon continually measures market conditions with a specific focus on characteristics that indicate abnormal or severe risk conditions, in order to apply a proprietary process that prompts a risk reduction of the portfolio. Horizon executes this strategy by investing up to 100% of the Defensive Fund's portfolio in U.S. Treasuries or U.S. Treasury-focused securities, which may include, without limitation, Treasury bonds, Treasury notes, Treasury Inflated Protection Securities (collectively, "U.S. Treasury Securities"), U.S. Government money market funds, exchange traded options on U.S. Treasury Securities, repurchase agreements fully collateralized by U.S. Treasury Securities, or ETFs that invest in any of the foregoing.

Although Horizon may allocate 100% of the Defensive Fund's assets to the Risk Assist strategy, it is not required to. Instead, Horizon employs the Risk Assist strategy in stages, and Horizon may allocate between 0% and 100% of the Defensive Fund's assets to the Risk Assist strategy, depending on Horizon's determination of current market risk.

The Defensive Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Defensive Fund.

The Defensive Fund's algorithm also includes a process by which it systematically attempts to protect investment gains within the portfolio based on Horizon's measures of perceived risk. To implement this process, referred to as a "ratchet", Horizon first determines the lowest portfolio value that the algorithm is calculated to accommodate during any 12-month period (the "loss tolerance limit"). As the Risk Assist's portfolio value grows (typically when the portfolio has experienced 3-5% of appreciation, depending on market conditions), the Risk Assist algorithm will increase (i.e., "ratchet" up) the value of the loss tolerance limit in an attempt to protect those gains.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Defensive Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Many factors affect the Defensive Fund's performance. The Defensive Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Defensive Fund invests. The Defensive Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Defensive Fund.

Domestic Strategy Risk. Because the Defensive Fund will invest primarily in securities of U.S. issuers, the Defensive Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure, and the Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

Equity Securities Risk. Equity securities typically have greater price volatility than fixed-income securities. The market price of equity securities owned by the Defensive Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

ETF Risk. You will indirectly pay fees and expenses charged by the ETFs in addition to the Defensive Fund's direct fees and expenses. As a result, the cost of investing in the Defensive Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the Defensive Fund cannot dispose of its shares of the ETF promptly without a reduction in value) and risks associated with fixed-income securities or foreign currencies.

Fixed-income Risk. The value of investments in fixed-income securities, options on fixed-income securities and securities in which the underlying investments are fixed-income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed-income securities owned by the Defensive Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings ("junk bonds") have greater credit risk.

Fluctuation of Net Asset Value ("NAV"); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Defensive Fund may invest will generally fluctuate with changes in the market value of the ETF's securities holdings and supply and demand of the ETF's shares on the exchanges on which the ETF's shares are traded. The market prices of an ETF's shares may deviate significantly from the NAV of the ETF's shares during periods of market volatility or reduced liquidity. If the Defensive Fund purchases an ETF's shares at a time when the market price is at a premium to the NAV of the ETF's shares or sells at a time when the market price is at a discount to the NAV of the ETF's shares, then the Defensive Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

High Yield or Junk Bond Risk. Lower-quality fixed-income securities, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Management Risk. The ability of the Defensive Fund to meet its investment objective is directly related to the allocation of the Defensive Fund's assets. Horizon may allocate the Defensive Fund's investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Defensive Fund's value may be adversely affected.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Defensive Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Defensive Fund to potentially significant losses. If the Defensive Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Defensive Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Defensive Fund's participation in gains above the price of the call option are forfeited in return for receiving the call option premium.

Risk Assist Strategy Risk. There can be no guarantee that the Risk Assist strategy, including the ratchet function, will be successful in preventing losses in the Defensive Fund's portfolio. Because the Risk Assist strategy may be implemented in stages, the Defensive Fund may have market exposure during times when the Risk Assist strategy is being implemented. To the extent that the Risk Assist strategy is implemented, the Defensive Fund will likely not benefit from capital appreciation or income from the equity markets.

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Turnover Risk. As a result of its trading strategies, the Defensive Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Defensive Fund, and may also result in the realization of short-term capital gains. The Defensive Fund must generally distribute realized capital gains to shareholders, increasing the Defensive Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Defensive Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Defensive Fund is not federally insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Defensive Fund is not included because the Defensive Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Defensive Fund has at least one calendar year of performance. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Defensive Fund is not included because the Defensive Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7932
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonmutualfunds.com
Horizon Defensive Multi-Factor Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USRTX
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and Expense Reimbursements/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	rr_NetExpensesOverAssets	1.29%
One Year	rr_ExpenseExampleYear01	$ 131
Three Years	rr_ExpenseExampleYear03	$ 420
Horizon Defensive Multi-Factor Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USRIX
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and Expense Reimbursements/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	rr_NetExpensesOverAssets	1.04%
One Year	rr_ExpenseExampleYear01	$ 106
Three Years	rr_ExpenseExampleYear03	$ 352
Horizon Defensive Multi-Factor Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USRAX
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and Expense Reimbursements/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	rr_NetExpensesOverAssets	1.14%
One Year	rr_ExpenseExampleYear01	$ 116
Three Years	rr_ExpenseExampleYear03	$ 373

[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Defensive Fund and is not a direct expense incurred by the Defensive Fund or deducted from Fund assets.
[3]	The Defensive Fund's investment adviser, Horizon Investments, LLC ("Horizon"), has contractually agreed to waive its fees and reimburse expenses of the Defensive Fund, at least until June 26, 2022, so that the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) do not exceed 0.99% of average daily net assets for each of the Advisor Class, Investor Class and Institutional Class shares; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.